Cover	Mar. 25, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 25, 2021
Entity File Number	001-34833
Entity Registrant Name	UNITED STATES COMMODITY INDEX FUNDS TRUST
Entity Central Index Key	0001479247
Entity Tax Identification Number	27-1537655
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1850 Mt. Diablo Boulevard
Entity Address, Address Line Two	Suite 640
Entity Address, City or Town	Walnut Creek
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94596
City Area Code	(510)
Local Phone Number	522-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable
Shares of United States Commodity Index Fund
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Shares of United States Commodity Index Fund
Trading Symbol	USCI
Security Exchange Name	NYSEArca
Shares of United States Copper Index Fund
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Shares of United States Copper Index Fund
Trading Symbol	CPER
Security Exchange Name	NYSEArca